SIGNIFICANT ACQUISITIONS (Narrative) (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Significant Acquisitions [LineItems]
Payment to acquire property	$ 1,900,000
Oil and Gas Property in Lousiana and Texas [Member]
Significant Acquisitions [LineItems]
Working interest	37.50%
Payment to acquire property	$ 1,900,000
Total working interest per participation agreement	75.00%
Acquisition terms	This acquisition is subject to a reversionary event whereby the Company must acquire on September 1, 2013, the remaining 37.5% of the working interest in the properties for $1,900,000 in cash or the Company must revert back to the Seller the 37.5% working interest acquired effective June 30, 2013.